Trade and Other Receivables and Prepayments (Details) - Schedule of reconciliation of the expected credit loss provision recognized with regard to trade and other receivables - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Schedule of reconciliation of the expected credit loss provision recognized with regard to trade and other receivables [Abstract]
Beginning balance	R (101,066)	R (51,657)
Allowance for expected credit losses, net	(88,482)	(80,842)
Amounts utilized	26,896	30,363
Translation adjustments	969	1,070
Ending balance	R (161,683)	R (101,066)